Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) - CAD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties		$ 1,052	$ 240
Hunter Dickinson Services Inc. [Member]
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	[1]	540	240
Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	[2]	93
RSU liability [Member]
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	[2]	$ 419

[1]	Transactions and Balances with other Related Parties
[2]	Transactions and Balances with Key Management Personnel (“KMP”)